Sep. 30, 2019
VOYA EQUITY TRUST
Voya Multi-Manager Mid Cap Value Fund
(the “Fund”)

Supplement dated October 1, 2019 to supersede and replace the supplement dated September 30, 2019
to the Fund’s Class I and Class P shares Prospectus,
Class P3 shares Prospectus, and Summary Prospectuses
each dated September 30, 2019
(the “Prospectus” and collectively the “Prospectuses”)

This supplement is being filed to correct the transition period referenced in the first paragraph of the supplement dated September 30, 2019.

On September 12, 2019, the Fund’s Board of Trustees (the “Board”) approved the removal of Wellington Management Company LLP (“Wellington”) as one of the sub-advisers to the Fund and the appointment of Voya Investment Management Co. LLC (“Voya IM”) as a sub-adviser to the Fund with related changes to the Fund’s principal investment strategies, portfolio managers, management fee, sub-advisory fee and expense limits effective at the close of business on November 15, 2019. Currently, Hahn Capital Management, LLC (“Hahn”), LSV Asset Management (“LSV”), and Wellington each manage a portion of the Fund’s assets. From the close of business November 1, 2019 through the close of business on November 15, 2019, the Fund will be in a “transition period” during which time the Fund’s assets currently managed by Wellington will be allocated among Hahn, LSV and Voya IM. During this time, this portion of the Fund’s assets may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. Voya Investments, LLC will determine the overall amount of Fund assets allocated to each sub-adviser. The sale and purchase of securities during the transition period are expected to result in buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will also result in transactional costs, which will be borne by the Fund.

Effective at the close of business on November 15, 2019, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class I and Class P shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investments
Class		I	P2
Management Fees	%	0.70	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	None	None
Other Expenses	%	0.13	1.20
Total Annual Fund Operating Expenses	%	0.83	1.90
Waivers and Reimbursements[3]	%	(0.05)	(1.75)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.78	0.15
1       Expense information has been restated to reflect current contractual rates.
2       Based on Class I shares’ expenses adjusted for contractual differences in fees paid by the applicable share classes.
3       The adviser is contractually obligated to limit expenses to 0.78% and 0.15% for Class I and Class P shares through October 1, 2021. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive its management fee for Class P shares through October 1, 2021. Termination or modification of these obligations requires approval by the Fund’s board.

2.	The section entitled “Annual Fund Operating Expenses” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[1]
Expenses you pay each year as a % of the value of your investments
Class		P3
Management Fees	%	0.70
Distribution and/or Shareholder Services (12b-1) Fees	%	None
Other Expenses	%	0.13
Total Annual Fund Operating Expenses	%	0.83
Waivers and Reimbursements[2]	%	(0.83)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.00
1       Expense information has been restated to reflect current contractual rates.
2       The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares, through October 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

3.	The table in the section entitled “Expense Example” of the Fund’s Class I and Class P shares Prospectuses is deleted and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$80	260	456	1,021
P	Sold or Held	$15	426	863	2,079
4.	The table in the section entitled “Expense Example” of the Fund’s Class P3 shares Prospectuses is deleted and replaced with the following:
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
P3	Sold or Held	$0	182	379	948

5.
The ninth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Hahn Capital Management, LLC (“Hahn Capital Management”), LSV Asset Management (“LSV”), and Voya Investment Management Co. LLC (“Voya IM”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. The Investment Adviser will determine the amount of Fund Assets allocated to each Sub-Adviser.

6.
Paragraph twelve regarding Wellington in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

Voya Investment Management Co. LLC
Voya IM employs a “passive management” approach designed to track the performance of a custom index created by FTSE Russell for Voya IM, the Russell Midcap Select Factor Index (“Index”). The Index is designed to capture risk exposure to a broad set of four factors that contribute to equity performance. These four factors are Momentum, Quality, Value and Low Volatility. Each of these factors is supported by academic research, with strong theoretical explanations as to why the factor historically has provided a return premium. The companies eligible for inclusion in the Index are derived from its starting universe, the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market, as defined by FTSE Russell. Companies are included in the Index based on a proprietary rules-based multi-factor selection and weighting process designed to increase the Index’s exposure, relative to the starting universe, to companies demonstrating the four factors. As a result of the security selection process, the Index may be focused in one or more industries, which may change from time to time. Voya IM seeks to replicate the performance of the Index, meaning it generally will invest in all of the securities in the Index in weightings consistent with that of the Index. The Fund’s portfolio may not always hold all of the same securities as the Index. Voya IM may also invest in exchange-traded funds, stock index futures, and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Fund’s cash position. Although Voya IM attempts to track, as closely as possible, the performance of the Index, the Fund’s portfolio does not always perform exactly like the Index. Unlike the Index, the Fund has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index.

7.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to include the following risks:

Focused Investing: To the extent that the Fund’s index is substantially composed of securities in a particular industry, sector, market segment, or geographic area, the Fund will allocate its investments to approximately the same extent as the index. As a result, the Fund may be subject to greater market fluctuation than a fund that is more broadly invested. Economic conditions, political or regulatory conditions, or natural or other disasters affecting the particular industry, sector, market segment, or geographic area in which the Fund focuses its investments will have a greater effect on the Fund, and if securities of a particular industry, sector, market segment, or geographic area as a group fall out of favor the could underperform, or be more volatile than, funds that have greater diversification.

Index Strategy: The index selected may underperform the overall market. To the extent the Fund seeks to track the index’s performance, the Fund will not use defensive strategies or attempt to reduce its exposure to poor performing securities in the index. To the extent the Fund’s investments track its target index, such Fund may underperform other funds that invest more broadly. The correlation between the Fund’s performance and index performance may be affected by the Fund’s expenses and the timing of purchases and redemptions of the Fund’s shares. In addition, the Fund’s actual holdings might not match the index and the Fund’s effective exposure to index securities at any given time may not precisely correlate.

8.
The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to delete the risk entitled “Investment Model” and replace it with the following:

Investment Model: A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Volatility management techniques may not always be successful in reducing volatility, may not protect against market declines, and may limit the Fund’s participation in market gains, negatively impacting performance even during periods when the market is rising. During sudden or significant market rallies, such underperformance may be significant.  Moreover, volatility management strategies may increase portfolio transaction costs, which may increase losses or reduce gains. The Fund’s volatility may not be lower than that of the Index during all market cycles due to market factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Mistakes in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

9.
The third paragraph in the section entitled “Performance Information” of the Fund’s Class I and Class P shares Prospectuses is deleted in its entirety and replaced with the following:

On November 15, 2019, Voya Investment Management Co. LLC was added as an additional sub-adviser and Wellington Management Company LLP (which served as a sub-adviser from September 30, 2011 to November 15, 2019) was removed as a sub-adviser. On February 10, 2014, LSV Asset Management was added as an additional sub-adviser. On December 1, 2014, Hahn Capital Management, LLC was added as an additional sub-adviser and another sub-adviser (which served as a sub-adviser from inception to November 14, 2014) was removed. Each change to a sub-adviser resulted in a change to the Fund’s principal investment strategies. The Fund’s performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.

10.
The second paragraph in the section entitled “Performance Information” of the Fund’s Class P3 shares Prospectuses is deleted in its entirety and replaced with the following:

On November 15, 2019, Voya Investment Management Co. LLC was added as an additional sub-adviser and Wellington Management Company LLP (which served as a sub-adviser from September 30, 2011 to November 15, 2019) was removed as a sub-adviser. On February 10, 2014, LSV Asset Management was added as an additional sub-adviser. On December 1, 2014, Hahn Capital Management, LLC was added as an additional sub-adviser and another sub-adviser (which served as a sub-adviser from inception to November 14, 2014) was removed. Each change to a sub-adviser resulted in a change to the Fund’s principal investment strategies. The Fund’s performance information for these periods reflects returns achieved by the different sub-advisers and pursuant to different principal investment strategies. If the Fund’s current sub-advisers and strategies had been in place for the prior periods, the performance information shown would have been different. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.individuals.voya.com/literature or call 1-800-992-0180.